Note 9 - Long-Term Debt (Details Textual) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 08, 2016	Oct. 31, 2014	Oct. 31, 2014	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jul. 07, 2016	Jun. 17, 2016
Debt Instrument, Unamortized Discount				$ 1,246,720		$ 1,246,720		$ 1,803,742	$ 3,744,941
Warrants and Rights Outstanding										$ 240,709	$ 791,290
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 225	$ 375
Debt Conversion, Original Debt, Amount								5,329,736
Gain (Loss) on Extinguishment of Debt								(500,000)
Increase (Decrease) in Interest Payable, Net						661,677	$ 746,900	1,477,926	1,453,347
Amortization of Debt Issuance Costs						557,022	876,234	1,609,588	2,080,125
Melody Business Finance LLC [Member]
Debt Conversion, Original Debt, Amount	$ 5,000,000
Melody Business Finance LLC [Member] | Series D Convertible Preferred Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued	1,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	53,334
Towerstream Investor [Member] | Melody Business Finance LLC [Member]
Proceeds from Collection of Notes Receivable	$ 5,500,000
Melody Business Finance LLC [Member] | Secured Debt [Member]
Paid In Kind Interest Stated Rate		4.00%	4.00%
Debt Covenant, Cash and Cash Equivalents, Minimum Balance			$ 6,500,000
Debt Instrument Additional Interes Rate In The Event Of Default		5.00%	5.00%
Debt Instrument Prepayment Minimum Principal Amount		$ 5,000,000	$ 5,000,000
Debt Instrument, Prepayment, Integral Amounts Beyond the Minimum Principal Amount		1,000,000	1,000,000
Debt Instrument, Unamortized Discount		6,406,971	6,406,971
Warrants and Rights Outstanding		2,463,231	2,463,231
Debt Issuance Costs, Gross		2,893,739	2,893,739
Debt Instrument, Original Issue Discount		$ 1,050,000	$ 1,050,000
Debt Instrument, Original Issue Discount Rate		3.00%	3.00%
Debt Conversion, Original Debt, Amount	5,000,000
Debt Conversion, Original Debt, Amount, Principal Portion	4,935,834
Debt Conversion, Original Debt, Amount, Interest Portion	64,166
Interest Expense, Write-off of Unamortized Debt Discount	331,609
Gain (Loss) on Extinguishment of Debt	$ (500,000)
Interest Expense				1,019,591	$ 1,125,988	1,985,030	2,240,703	4,497,945	4,360,042
Interest Paid						1,323,353	1,493,803	2,955,853	2,906,695
Increase (Decrease) in Interest Payable, Net						661,677	746,900	1,477,926	1,453,347
Amortization of Debt Issuance Costs				$ 266,322	$ 431,273	$ 557,022	$ 876,234	$ 1,609,588	$ 2,080,125
Melody Business Finance LLC [Member] | Secured Debt [Member] | Warrant One [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1,890	$ 1,890
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,600	1,600
Melody Business Finance LLC [Member] | Secured Debt [Member] | Warrant Two [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 15	$ 15
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		800	800
Melody Business Finance LLC [Member] | Secured Debt [Member] | If Rate Is Greater Than LIBOR Rate [Member]
Debt Instrument, Interest Rate, Stated Percentage		8.00%	8.00%
Melody Business Finance LLC [Member] | Secured Debt [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate		7.00%
Debt Instrument, Reference Rate						1.23%		0.77%